Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 249,531	$ 125,440	$ 175,012
Short term investments	0	999	20,254
Receivables	64,607	62,438	83,497
Ore on leach pad	28,880	22,991	27,252
Metal and other inventory	148,286	170,670	132,781
Deferred tax assets	2,620	2,458	1,869
Restricted assets	660	396	60
Prepaid expenses and other	17,945	20,790	24,218
Total Current Assets	512,529	406,182	464,943
NON-CURRENT ASSETS
Property, plant and equipment, net	660,333	683,860	687,676
Mining properties, net	2,357,689	1,991,951	2,001,027
Ore on leach pad, non-current portion	26,861	21,356	6,679
Restricted assets	24,468	24,970	28,911
Marketable securities	16,008	27,065	19,844
Receivables, non-current portion	38,539	48,767	40,314
Debt issuance costs, net	11,890	3,713	1,889
Deferred tax assets	969	955	263
Other	17,430	12,582	12,895
Total Assets	3,666,716	3,221,401	3,264,441
Current Liabilities
Accounts payable	57,446	57,482	78,590
Accrued liabilities and other	9,369	10,002	13,126
Accrued income taxes	8,662	27,108	47,803
Accrued payroll and related benefits	15,576	21,306	16,240
Accrued interest payable	10,237	478	559
Current portion of debt and capital leases	5,485	55,983	32,602
Current portion of royalty obligation	44,605	65,104	61,721
Current portion of reclamation and mine closure	473	668	1,387
Deferred tax liabilities	121	121	53
Total Current Liabilities	151,974	238,252	252,081
Non-Current Liabilities
Long-term debt and capital leases	306,578	3,460	115,861
Non-current portion of royalty obligation	86,304	141,879	169,788
Reclamation and mine closure	35,708	34,670	32,371
Deferred tax liabilities	711,550	577,488	527,573
Other long-term liabilities	23,110	27,372	30,046
Total Noncurrent Liabilities	1,163,250	784,869	875,639
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock, value	1,016	903	897
Additional paid-in capital	2,770,953	2,601,254	2,585,632
Accumulated deficit	(418,926)	(396,156)	(444,833)
Accumulated other comprehensive loss	(1,551)	(7,721)	(4,975)
Total Shareholders' Equity	2,351,492	2,198,280	2,136,721
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,666,716	$ 3,221,401	$ 3,264,441